Deconsolidation of Ceibs Publishing Group - Additional Information (Detail) ¥ in Thousands, $ in Thousands					12 Months Ended
	Jun. 24, 2024 CNY (¥)	Jun. 24, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Jul. 31, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 31, 2025 CNY (¥)	May 31, 2024	Jan. 15, 2024 CNY (¥)	Jul. 31, 2023	Aug. 31, 2020	Jun. 24, 2020 CNY (¥) shares
Deconsolidation [Line Items]
Cash Acquired from Acquisition	¥ 103,924	$ 15,000
Percentage Of Issuance For Equity Interest										21.00%
Percentage Of Beneficial Ownership Transfer										21.00%
Remaining Amount Of Consideration Payable For Acquisition							¥ 14,775
Percentage Of Ownership Share Retain									39.00%
Percentage Of Remaining Share									39.00%
Amount Of Debt Investment									¥ 4,976
Deconsolidation, Gain (Loss), Amount					¥ 78,760	$ 10,790
Accured litigation liabilities					¥ 17,756
Cash [Member]
Deconsolidation [Line Items]
Business Combination, Consideration Transferred			¥ 9,600	¥ 79,549
Series A Preferred Stock [Member]
Deconsolidation [Line Items]
Preferred Stock, Shares Issued | shares												5,252,723
Preferred Stock, Value, Issued												¥ 94,755
ManCo [Member] | Common Stock [Member]
Deconsolidation [Line Items]
Percentage Of Share Held By The Company												21.00%
Digital B [Member] | Common Stock [Member]
Deconsolidation [Line Items]
Percentage Of Share Held By The Company												0.04%
Digital B [Member] | Preferred Stock [Member]
Deconsolidation [Line Items]
Percentage Of Share Held By The Company												38.96%
Ceibs PG [Member]
Deconsolidation [Line Items]
Percentage of Ownership with Other Shareholders											40.00%
Equity Method Investment, Ownership Percentage								21.00%
Ceibs PG [Member] | Common Stock [Member]
Deconsolidation [Line Items]
Percentage Of Share Held By The Company												60.00%
Ceibs [Member] | Common Stock [Member]
Deconsolidation [Line Items]
Percentage Of Share Held By The Company												40.00%
CEIBS Management Ltd [Member]
Deconsolidation [Line Items]
Percentage Of Beneficial Ownership Transfer										100.00%
ManCo And Digital B [Member]
Deconsolidation [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired												100.00%